Securities	12 Months Ended
Dec. 31, 2011
SECURITIES [Abstract]
Securities
Note 3.	Securities

Securities available-for-sale as of December 31, 2011 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	(Losses)	Fair Value

Debt securities:
U.S. Government agencies	$5,249,999	$50,496	$-	$5,300,495
Mortgage-backed securities(1)	17,709,321	550,073	-	18,259,394
Collateralized mortgage obligations(1)	26,190,653	485,319	(19,124)	26,656,848
State and local obligations	13,768,845	389,826	(5,468)	14,153,203
Corporate bonds	3,615,538	4,750	(23,271)	3,597,017
	$66,534,356	$1,480,464	$(47,863)	$67,966,957

Securities available-for-sale as of December 31, 2010 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	(Losses)	Fair Value

Debt securities:
U.S. Government agencies	$8,646,763	$93,659	$(46,503)	$8,693,919
Mortgage-backed securities(1)	13,735,714	290,895	(163,780)	13,862,829
Collateralized mortgage obligations(1)	19,469,375	59,302	(240,553)	19,288,124
State and local obligations	5,103,472	25,888	(139,697)	4,989,663
Corporate bonds	1,622,912	-	(21,676)	1,601,236
	$48,578,236	$469,744	$(612,209)	$48,435,771

(1) All mortgage backed securities and collateralized mortgage obligations consist of securities issued by
FNMA, FHLMC and GNMA and are backed by residential mortgage loans.

Securities available-for-sale with fair market values of approximately $1,759,000 and $1,042,000 at December 31, 2011 and 2010, respectively, were pledged to the Federal Reserve Discount Window for borrowings.

State and local obligations included general obligation bonds totaling $6,943,324 and $2,455,869 at December 31, 2011 and 2010, respectively.

Gross unrealized losses and estimated fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2011 and 2010, are summarized as follows:

	2011
	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Debt securities:
Collateralized mortgage obligations	$3,333,267	$(19,124)	$-	$-	$3,333,267	$(19,124)
State and local obligations	1,121,587	(5,468)	-	-	1,121,587	(5,468)
Corporate bonds	2,337,518	(23,271)	-	-	2,337,518	(23,271)
	$6,792,372	$(47,863)	$-	$-	$6,792,372	$(47,863)

	2010
	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Debt securities:
U.S. Government agencies	$1,577,870	$(46,503)	$-	$-	$1,577,870	$(46,503)
Mortgage-backed securities	5,810,547	(163,780)	-	-	5,810,547	(163,780)
Collateralized mortgage obligations	12,776,228	(240,553)	-	-	12,776,228	(240,553)
State and local obligations	3,096,965	(139,697)	-	-	3,096,965	(139,697)
Corporate bonds	1,601,236	(21,676)	-	-	1,601,236	(21,676)
	$24,862,846	$(612,209)	$-	$-	$24,862,846	$(612,209)

The total number of securities in the investment portfolio in an unrealized loss position at December 31, 2011 was 9 compared to 35 at December 31, 2010.  The Company conducts quarterly reviews to identify and evaluate each investment that has an unrealized loss.  The unrealized losses for the above investment securities are generally due to changes in interest rates and, as such, are considered to be temporary by the Company.  The review takes into consideration the intent of the Company to not sell the security or whether it is more-likely-than-not that the Company will be required to sell the security before its anticipated recovery, as well as other qualitative factors.

The amortized cost and fair value of debt securities as of December 31, 2011 by contractual maturity are shown below.  Certain securities have call features, which allow the issuer to call the security prior to maturity.  Maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or repaid without any penalties.  Therefore, these securities are not included in the maturity categories in the following maturity summary:

	December 31, 2011
	Amortized
	Cost	Fair Value

Due in one year or less	$50,000	$50,160
Due from one to five years	8,496,924	8,540,410
Due from five to ten years	6,375,400	6,608,823
Due in over ten years	7,712,058	7,851,322
Mortgage-backed securities and
collateralized mortgage obligations	43,899,974	44,916,242
	$66,534,356	$67,966,957

The following is a summary of securities sold during the years ended December 31, 2011, 2010 and 2009, excluding the redemption of restricted equity securities:

	2011	2010	2009

Sales proceeds	$3,379,805	$207,732	$9,071,720
Gross realized gains	135,754	7,652	382,504
Gross realized losses	-	-	(19,944)

Included in the interest income on securities was dividend income of $106,170, $92,338 and $71,096 for the years ended December 31, 2011, 2010 and 2009, respectively.